Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	Sep. 27, 2013	Sep. 28, 2012
Derivative [Line Items]
Maximum amount of future exposure on credit risk derivatives	$ 4
Foreign Exchange Contract
Derivative [Line Items]
Derivative, notional amount	278	225
Discontinued operations | Foreign Exchange Contract
Derivative [Line Items]
Derivative, notional amount	$ 60	$ 30